Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values (Detail) - Dec. 31, 2020 ₱ in Millions, $ in Millions	PHP (₱)	USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 224,027
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	17,711
2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	15,131
2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	27,311
2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	15,648
2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	22,137
Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	126,089
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	41,575	$ 866
U.S. Dollars [Member] | Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	2,852	60
U.S. Dollars [Member] | 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	2,131	44
U.S. Dollars [Member] | 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,873	39
U.S. Dollars [Member] | 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,873	39
U.S. Dollars [Member] | 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	672	14
U.S. Dollars [Member] | Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	32,174	$ 670
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	182,452
Philippine Peso [Member] | Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14,859
Philippine Peso [Member] | 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	13,000
Philippine Peso [Member] | 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	25,438
Philippine Peso [Member] | 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	13,775
Philippine Peso [Member] | 2025 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	21,465
Philippine Peso [Member] | Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 93,915